Insurance business - Net Insurance Claims And Benefits Paid And Movement In Liabilities To Policyholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	$ 12,331	$ 11,870	$ 11,292
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	7,952	8,218	7,171
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,478	1,243	1,393
Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	2,901	2,409	2,728
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	13,208	12,508	11,872
– claims, benefits and surrenders paid	5,929	5,594	7,170
– movement in liabilities	7,279	6,914	4,702
Gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	8,894	8,778	7,746
– claims, benefits and surrenders paid	2,883	2,828	3,200
– movement in liabilities	6,011	5,950	4,546
Gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,413	1,321	1,398
– claims, benefits and surrenders paid	1,044	749	1,869
– movement in liabilities	369	572	(471)
Gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	2,901	2,409	2,728
– claims, benefits and surrenders paid	2,002	2,017	2,101
– movement in liabilities	899	392	627
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(877)	(638)	(580)
– claims, benefits and surrenders paid	(520)	(126)	(217)
– movement in liabilities	(357)	(512)	(363)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(942)	(560)	(575)
– claims, benefits and surrenders paid	(297)	(112)	(153)
– movement in liabilities	(645)	(448)	(422)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	65	(78)	(5)
– claims, benefits and surrenders paid	(223)	(14)	(64)
– movement in liabilities	288	(64)	59
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	0	0	0
– claims, benefits and surrenders paid	0	0	0
– movement in liabilities	$ 0	$ 0	$ 0